ACCOUNT RECEIVABLES (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable, Gross, Current	$ 228,858	$ 0
Accounts Receivable, Net, Current	$ 228,858	$ 0